Share Capital (Details) - Schedule of changes in number of options granted $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	1,220,694
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 7.71
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	5 years 10 months 2 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $	$ 7,445
Number of options, Granted | shares	746,000
Weighted average exercise price, Granted | $ / shares	$ 8.54
Number of options, Exercised | shares	(39,457)
Weighted average exercise price, Exercised | $ / shares	$ 4.42
Number of options, Expired | shares	(3,438)
Weighted average exercise price, Expired | $ / shares	$ 10.39
Number of options, Forfeited | shares	(55,050)
Weighted average exercise price, Forfeited | $ / shares	$ 11.48
Number of options, Options outstanding at the end of the year | shares	1,868,749
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 7.85
weighted average remaining contractual term (in years), Options outstanding at the end of the year	6 years 9 months 21 days
aggregate intrinsic value, Options outstanding at the end of the year | $	$ 14,818
Number of options, Options exercisable at the end of the year | shares	914,373
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 6.79
weighted average remaining contractual term (in years), Options exercisable at the end of the year	4 years 4 months 2 days
aggregate intrinsic value, Options exercisable at the end of the year | $	$ 6,209
Non-Employees [Member]
Share Capital (Details) - Schedule of changes in number of options granted [Line Items]
Number of Options Outstanding, Options outstanding at the beginning of the year | shares	15,416
Weighted average exercise price Options outstanding, Options outstanding at the beginning of the year | $ / shares	$ 16.04
weighted average remaining contractual term (in years), Options outstanding at the beginning of the year	2 years 6 months 14 days
aggregate intrinsic value, Options outstanding at the beginning of the year | $	$ 314
Number of options, Options outstanding at the end of the year | shares	15,416
Weighted average exercise price, Options outstanding at the end of the year | $ / shares	$ 16.04
weighted average remaining contractual term (in years), Options outstanding at the end of the year	1 year 9 months 14 days
aggregate intrinsic value, Options outstanding at the end of the year | $	$ 202
Number of options, Options exercisable at the end of the year | shares	9,766
Weighted average exercise price, Options exercisable at the end of the year | $ / shares	$ 8.47
weighted average remaining contractual term (in years), Options exercisable at the end of the year	1 year 6 months 7 days
aggregate intrinsic value, Options exercisable at the end of the year | $	$ 65